UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-06258)

Exact name of registrant as specified in charter:	Putnam Arizona Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2013

Date of reporting period:	August 31, 2012

Item 1. Schedule of Investments:

Putnam Arizona Tax Exempt Income Fund

The fund's portfolio
8/31/12 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.2%)(a)
	Rating(RAT)	Principal amount	Value

Arizona (83.8%)

Apache Cnty., Indl. Dev. Auth. Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co.), Ser. A, 4 1/2s, 3/1/30	Baa3	$250,000	$260,188

AZ Agricultural Impt. & Pwr. Dist. Elec. Syst. Rev. Bonds (Salt River), Ser. A, 5s, 1/1/27	Aa1	1,000,000	1,149,560

AZ Game & Fish Dept. and Comm. Rev. Bonds (AGF Administration Bldg.), 5s, 7/1/21	A3	700,000	753,809

AZ Hlth. Fac. Auth. Rev. Bonds
(Banner Hlth.), Ser. D, 5 1/2s, 1/1/38	AA-	1,750,000	1,935,430
(Catholic Hlth. Care West), Ser. D, 5s, 7/1/28	A2	500,000	549,900

AZ Hlth. Fac. Auth. VRDN
(Catholic West Loan Program), Ser. F, 0.21s, 7/1/35	A-1	400,000	400,000
(Catholic West), Ser. B, 0.17s, 7/1/35	VMIG1	500,000	500,000

AZ Hlth. Fac. Auth. Hlth. Care Ed. Rev. Bonds (Kirksville College), 5 1/8s, 1/1/30	A-	750,000	815,940

AZ School Fac. Board COP, 5 3/4s, 9/1/22	A1	1,000,000	1,183,310

AZ State COP, Ser. A, AGM, 5s, 10/1/29	Aa3	500,000	556,860

AZ State Sports & Tourism Auth. Rev. Bonds (Multi-Purpose Stadium Fac.), Ser. A, 5s, 7/1/30	A1	500,000	561,845

AZ State Trans. Board Hwy. Rev. Bonds, Ser. B, 5s, 7/1/31	AAA	500,000	569,905

AZ State U. Nanotechnology, LLC Lease Rev. Bonds (Nanotechnology, LLC), Ser. A, AGO, 5s, 3/1/34	Aa3	500,000	551,720

AZ Tourism & Sports Auth. Tax Rev. Bonds (Multi-Purpose Stadium Fac.), Ser. A, NATL, U.S. Govt. Coll., 5s, 7/1/31 (Prerefunded, 7/1/13)	A1	500,000	519,510

AZ Wtr. Infrastructure Fin. Auth. Rev. Bonds, Ser. A, 5s, 10/1/25	Aaa	500,000	624,290

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), Ser. A, 7 1/4s, 12/1/19	BB-/P	150,000	155,499

Chandler, Wtr. & Swr. Rev. Bonds, FGIC, NATL, 8s, 7/1/14	Aa1	2,150,000	2,448,872

Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21	BBB+/P	410,000	466,424

El Mirage G.O. Bonds, AGM, 5s, 7/1/42	Aa3	500,000	553,520

Glendale, Indl. Dev. Auth. Rev. Bonds
(Midwestern U.), 5 1/8s, 5/15/40	A-	1,250,000	1,332,025
(John C. Lincoln Hlth. Network), 5s, 12/1/42	BBB+	500,000	516,220
(John C. Lincoln Hlth. Network), Ser. B, 5s, 12/1/37	BBB+	500,000	511,195

Glendale, Pub. Fac. Corp. Rev. Bonds (Western Loop 101), Ser. A, 7s, 7/1/28	AA	500,000	536,945

Glendale, Wtr. & Swr. Rev. Bonds, 5s, 7/1/21	AA	500,000	610,765

Goodyear, Wtr. & Swr. Rev. Bonds (Lien Oblig.), AGM, 5 1/2s, 7/1/41	Aa3	500,000	558,790

Maricopa Cnty. & Phoenix, Indl. Dev. Auth. Mtge. Rev. Bonds (Single Fam.), Ser. A-2, GNMA Coll., FNMA Coll., FHLMC Coll., 5.8s, 7/1/40	Aaa	160,000	163,451

Maricopa Cnty., Indl. Dev. Auth. Hlth. Fac. Rev. Bonds (Catholic Hlth. Care West), Ser. A, 6s, 7/1/39	A2	1,250,000	1,438,050

Maricopa Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Samaritan Hlth. Svcs.), Ser. A, NATL, U.S. Govt. Coll., 7s, 12/1/16 (Escrowed to maturity)	AAA/F	2,250,000	2,606,423

Maricopa Cnty., Poll. Control Rev. Bonds
(El Paso Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa2	1,050,000	1,244,282
(Southern CA Edl. Co.), Ser. A, 5s, 6/1/35	A1	650,000	715,546

Maricopa Cnty., Unified School Dist. G.O. Bonds (No. 60 Higley School Impt.), Ser. C, 5s, 7/1/27	A1	1,000,000	1,119,060

McAllister, Academic Village Rev. Bonds (AZ State U. Hassayampa), 5 1/4s, 7/1/26	AA-	1,000,000	1,119,280

Mesa, St. & Hwy. Rev. Bonds, 5s, 7/1/21	AA	500,000	604,530

Mesa, Util. Syst. Rev. Bonds, 5s, 7/1/35	Aa2	500,000	568,660

Mohave Cnty., COP (Mohave Administration Bldg.), AMBAC, 5 1/4s, 7/1/19	A/P	2,000,000	2,112,554

Navajo Cnty., Poll. Control Corp. Mandatory Put Bonds (6/1/16) (AZ Pub. Svc. Co.), Ser. E, 5 3/4s, 6/1/34	Baa1	800,000	928,448

Northern AZ U. Rev. Bonds, 5s, 6/1/36	A1	450,000	494,361

Peoria, Dev. Auth. Inc. Rev. Bonds, 5s, 7/1/23	AA+	500,000	604,835

Phoenix & Pima Cnty., Indl. Dev. Auth. Rev. Bonds (Single Fam.), Ser. 4, GNMA Coll., FNMA Coll., FHLMC Coll., 5.8s, 12/1/39	Aaa	90,000	95,470

Phoenix, Civic Impt. Corp. Arpt. Rev. Bonds, Ser. A, 5s, 7/1/40	A1	500,000	547,315

Phoenix, Civic Impt. Corp. Dist. Rev. Bonds (Civic Plaza), Ser. B, FGIC, NATL
zero %, 7/1/43	AA	1,000,000	1,220,450
zero %, 7/1/32	AA	1,000,000	1,230,130

Phoenix, Civic Impt. Corp. Waste Wtr. Syst. Rev. Bonds, 5 1/2s, 7/1/24	AAA	500,000	597,190

Phoenix, Civic Impt. Corp. Wtr. Syst. Rev. Bonds, Ser. A, 5s, 7/1/39	AAA	500,000	567,505

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds (Great Hearts Academies Project), 6s, 7/1/32	BBB/F	250,000	260,570

Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds (Career Success Schools), 7 1/8s, 1/1/45	BB+	200,000	207,046

Pima Cnty., G.O. Bonds, 5s, 7/1/26	AA-	490,000	573,707

Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Tucson Elec. Pwr. Co.), 5 3/4s, 9/1/29	Baa3	950,000	1,014,391
(Horizon Cmnty. Learning Ctr.), 5 1/4s, 6/1/35	BBB	200,000	194,296
(Metro Police Fac.), Ser. A, 5 1/4s, 7/1/31	AA	500,000	547,570
(Providence Day School, Inc.), 5 1/8s, 12/1/40	BBB+	500,000	512,620
(Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB	125,000	122,349

Pima Cnty., Swr. Rev. Bonds, Ser. B, 5s, 7/1/26	A+	500,000	583,290

Pinal Cnty., Elec. Rev. Bonds (Dist. No. 3), 5 1/4s, 7/1/36	A	350,000	386,054

Pinal Cnty., Elec. Syst. Rev. Bonds (Dist. No. 4), 6s, 12/1/38	A-	500,000	555,840

Rio Nuevo, Multi-Purpose Fac. Dist. Rev. Bonds, AGO, 6s, 7/15/19	Aa3	1,000,000	1,196,220

Salt River, Agricultural Impt. & Pwr. Dist. Rev. Bonds, Ser. A, 5s, 12/1/30	Aa1	1,000,000	1,210,010

Salt Verde, Fin. Corp. Gas Rev. Bonds, 5s, 12/1/37	A-	750,000	802,635

Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds (Scottsdale Hlth. Care), Ser. A, 5 1/4s, 9/1/30	A3	1,250,000	1,268,463

Snowflake, Excise Tax Rev. Bonds, 5s, 7/1/18	A	960,000	979,469

South Campus Group, LLC Student Hsg. Rev. Bonds (AZ State U. South Campus), NATL, 5 5/8s, 9/1/28	Baa2	1,250,000	1,268,838

Tempe, Indl. Dev. Auth. Rev. Bonds (Friendship Village), Ser. A, 6 1/4s, 12/1/42	BB-/P	250,000	269,605

Tempe, Indl. Dev. Auth. Sr. Living Rev. Bonds (Friendship Village), Ser. A, U.S. Govt. Coll., 5 3/8s, 12/1/13 (Escrowed to maturity)	BB-/P	107,000	110,520

U. Med. Ctr. Corp. AZ Hosp. Rev. Bonds
6 1/2s, 7/1/39	Baa1	500,000	582,030
6 1/4s, 7/1/29	Baa1	500,000	584,065
5s, 7/1/35	Baa1	250,000	254,985

U. of AZ Board Regents Syst. Rev. Bonds, Ser. A, 5s, 6/1/35	Aa2	500,000	557,330

Vistancia, Cmnty. Fac. Dist. G.O. Bonds, 4.4s, 7/15/21	A1	1,100,000	1,163,492

Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Yavapai Regl. Med. Ctr.), Ser. A, 6s, 8/1/33	Baa2	1,000,000	1,042,680

Yavapai Cnty., Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc.), Ser. A-1, 4.9s, 3/1/28	BBB	500,000	525,530

			53,373,667
Guam (1.8%)

Territory of GU, Bus. Privilege Tax Rev. Bonds, Ser. A, 5s, 1/1/31	A	250,000	283,633

Territory of GU, Govt. Hotel Occupancy Tax Rev. Bonds, Ser. A, 6s, 11/1/26	BBB+	250,000	289,423

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5 3/4s, 12/1/34	BBB+	250,000	281,078

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	Ba2	150,000	154,332

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5 1/2s, 10/1/40	BBB	100,000	104,294

			1,112,760
Indiana (0.9%)

IN State Fin. Auth. VRDN, Ser. A-2, 0.18s, 2/1/37	VMIG1	600,000	600,000

			600,000
Puerto Rico (7.8%)

Children's Trust Fund Tobacco Settlement Rev. Bonds, 5 1/2s, 5/15/39	Baa3	100,000	100,201

Cmnwlth. of PR, G.O. Bonds, Ser. A
6s, 7/1/40	Baa1	675,000	739,240
5 1/4s, 7/1/22	Baa1	500,000	534,880

Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Ba1	1,000,000	1,000,490

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt. Fac.), Ser. P, Cmnwlth. of PR Gtd., 6s, 7/1/20	Baa1	1,500,000	1,743,435

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A, zero %, 8/1/31	A+	2,250,000	832,433

			4,950,679
Texas (1.1%)

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (Texas Med. Ctr.), Ser. B-1, 0.18s, 9/1/31	VMIG1	700,000	700,000

			700,000
Utah (1.4%)

Murray City, Hosp. VRDN (IHC Hlth. Svcs., Inc.), Ser. B, 0.18s, 5/15/37	VMIG1	900,000	900,000

			900,000
Virgin Islands (1.4%)

VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	150,000	167,723
Ser. A-1, 5s, 10/1/39	Baa2	175,000	181,207
Ser. A, 5s, 10/1/25	Baa2	200,000	220,926

VI Tobacco Settlement Fin. Corp. Rev. Bonds, 5s, 5/15/31	A3	345,000	314,464

			884,320
TOTAL INVESTMENTS

Total investments (cost $56,505,930)(b)			$62,521,426

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2012 through August 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $63,655,832.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $56,495,689, resulting in gross unrealized appreciation and depreciation of $6,057,375 and $31,638, respectively, or net unrealized appreciation of $6,025,737.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Utilities	24.0%
	Health care	19.0
	Local government	13.4
	Education	11.7
	The fund had the following insurance concentration greater than 10% at the close of the reporting period (as a percentage of net assets):
	NATL	14.6%
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$62,521,426	$—

Totals by level	$—	$62,521,426	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Arizona Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 30, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 30, 2012